Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

15005628

Received SEC

MAR 17 2015

Washington, DC 20549

001-16483

March 17, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.000% Notes due 2022, 1.625% Notes due 2027, 2.375% Notes due 2035, 3.875% Notes due 2045 of Mondelēz International, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte